Shareholder Fees	Jun. 30, 2025 USD ($)
Osterweis Fund | Osterweis Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Osterweis Strategic Income Fund | Osterweis Strategic Income Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Osterweis Growth & Income Fund | Osterweis Growth & Income Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Osterweis Emerging Opportunity Fund | Osterweis Emerging Opportunity Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0